Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using
	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$245,313	$245,313	$—	$—
Corporate bonds and debt	$82,316	—	82,309	7
US Treasury securities	$53,806	53,806	—	—
Mortgage backed securities	$70,193	—	70,193	—
Domestic mutual funds	$95,175	95,175	—	—
Municipal bonds	$3,375	—	3,375	—
Federal agency securities	$8,487	—	8,487	—
Non-US Gov't bonds & private placements	$3,319	—	3,319	—
International mutual funds	$4,228	—	4,228	—
Money market	$138,553	138,553	—	—
Other	$16,859	16,859	—	—
Long-term investments:
Corporate bonds and debt	$20,972	—	20,972	—
US Treasury securities	$25,654	25,654	—	—
Mortgage backed securities	$20,232	—	20,232	—
Domestic mutual funds	$394,595	394,595	—	—
Treasury STRIPS	$142,199	—	142,199	—
Non-US Gov't bonds & private placements	$1,805	—	1,805	—
International mutual funds	$39,340	—	39,340	—
Other	$369	369	—	—
Short-term investments: Treasury STRIPS	$124,572	—	124,572	—
Natural gas swaps	$28,624	—	28,624	—

	Fair Value Measurements at Reporting Date Using
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$234,979	$234,979	$—	$—
International equity trust	$134,911	—	134,911	$—
Corporate bonds and debt	$67,986	—	67,900	86
US Treasury securities	$43,917	43,917	—	—
Mortgage backed securities	$58,763	—	58,763	—
Domestic mutual funds	$85,481	85,481	—	—
Municipal Bonds	$303	—	303	—
Federal agency securities	$7,256	—	7,256	—
Non-US Gov't bonds & private placements	$2,717	—	2,717	—
International mutual funds	$2,012	—	2,012	—
Other	$2,914	2,914	—	—
Long-term investments:
International equity trust	$43,202	—	43,202	—
Corporate bonds and debt	$14,151	—	14,151	—
US Treasury securities	$17,243	17,243	—	—
Mortgage backed securities	$15,024	—	15,024	—
Domestic mutual funds	$378,387	378,387	—	—
Treasury STRIPS	$220,765	—	220,765	—
Non-US Gov't bonds & private placements	$1,568	—	1,568	—
Other	$392	392	—	—
Short-term investments: Treasury STRIPS	$143,931	—	143,931	—
Natural gas swaps	$13,445	—	13,445	—

Schedule of estimated fair values of long-term debt, including current maturities
The estimated fair values of our long-term debt, including current maturities at December 31, 2024 and 2023 were as follows:

	2024		2023
	(in thousands)
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt	$12,643,088	$10,666,727	$12,096,552	$10,638,749